Investment In Millburn Multi-Markets Trading L.P.	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
Investment In Millburn Multi-Markets Trading L.P.
3.	INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P.

During the years ended December 31, 2011 and 2010, the Partnership invested all of its assets in Millburn Multi-Markets Trading L.P. At December 31, 2011 and 2010, the Partnership's investment in the Master Fund represents 57.64% and 37.43%, respectively, of total partners' capital of the Master Fund.

As the Partnership's sole investing activity during the years ended December 31, 2011 and 2010 consisted of its investment in the Master Fund, all amounts reflected in the Statements of Operations represent the Partnership's allocated amount of each item of income and expense from the Master Fund.

The Partnership may make additional contributions to or redemptions from its investment in the Master Fund on a monthly basis subject to approval of the General Partner of the Master Fund.

The General Partner of the Master Fund may have different management fee and profit share allocation agreements for the partners of the Partnership as disclosed in the Master Fund's financial statements included in Section II of this annual report.

Millburn Multi-Markets Trading L.P. [Member]
Investment In Millburn Multi-Markets Trading L.P.
9.	INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P.

The U.S. Feeder and Cayman Feeder invest substantially all of their assets in the Partnership. For the years ended December 31, 2011 and 2010, respective ownership percentages of the Partnership are detailed below:

	2011	2010

U.S. Feeder	57.64%	37.43%
Cayman Feeder	31.07%	45.74%

Total	88.71%	83.17%

The remaining interests are held by direct investors in the Partnership.